UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22227

IndexIQ ETF Trust

(Exact name of registrant as specified in charter)

800 Westchester Ave., Suite N-611	Rye Brook, NY 10573

(Address of principal executive offices)	(Zip code)

Adam S. Patti
IndexIQ Advisors LLC
800 Westchester Ave., Suite N-611
Rye Brook, NY 10573

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-934-0777

Date of fiscal year end: April 30

Date of reporting period: January 31, 2010

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedules of Investments
IQ Hedge Multi-Strategy Tracker ETF

January 31, 2010 (unaudited)

Name of Issuer	Shares	Value
Investments—94.0%

Asset Allocation Fund—7.9%
PowerShares DB G10 Currency Harvest Fund*	299,363	$6,888,343

Commodity Fund—1.9%
PowerShares DB Commodity Index Tracking Fund*	72,128	1,636,584

Debt Funds—60.1%
iShares Barclays 1-3 Year Treasury Bond Fund	103,821	8,680,474
iShares Barclays Aggregate Bond Fund	62,832	6,575,369
iShares Barclays Credit Bond Fund	4,488	460,558
iShares Barclays Short Treasury Bond Fund	17,926	1,975,804
iShares Barclays US Treasury Inflation Protected Securities Fund	732	77,219
iShares iBoxx $ High Yield Corporate Bond Fund	63,914	5,510,665
iShares iBoxx $ Investment Grade Corporate Bond Fund	112,439	11,856,692
iShares JPMorgan USD Emerging Markets Bond Fund	15,237	1,542,441
PowerShares Emerging Markets Sovereign Debt Portfolio	23,322	589,580
SPDR Barclays Capital 1-3 Month T-Bill ETF	18,634	854,742
SPDR Barclays Capital Aggregate Bond ETF	2,099	115,949
SPDR Barclays Capital High Yield Bond ETF	108,342	4,212,337
SPDR Barclays Capital International Treasury Bond ETF	35,348	1,979,488
Vanguard Short-Term Bond ETF	51,250	4,117,425
Vanguard Total Bond Market ETF	45,591	3,628,588

Total Debt Funds		52,177,331

Equity Funds—24.1%
iShares MSCI EAFE Index Fund	26,831	1,408,091
iShares MSCI Emerging Markets Index	336,347	12,868,636
Vanguard Emerging Markets ETF	169,407	6,484,900
Vanguard Europe Pacific ETF	5,695	184,176

Total Equity Funds		20,945,803

Total Investments—94.0%
(Cost $79,668,617)		$81,648,061

Other Assets in Excess of Liabilities—6.0%(a)		5,178,382

Net Assets—100.0%		$86,826,443

* Non-income producing securities.
(a) Other Assets in Excess of Liabilities includes net unrealized depreciation on futures contracts.
ETF – Exchange Traded Fund

Open futures contracts outstanding at January 31, 2010:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at January 31, 2010	Unrealized Depreciation

	Morgan	March
Russell 2000 Mini	Stanley	2010	(155)	$(9,304,022)	$(9,315,500)	$(11,478)

Cash held as collateral with broker for futures contracts was $629,660 at January 31, 2010.

See notes to schedules of investments.

Schedules of Investments
IQ Hedge Macro Tracker ETF

January 31, 2010 (unaudited)

Name of Issuer	Shares	Value
Investments—92.2%

Asset Allocation Fund—1.0%
PowerShares DB G10 Currency Harvest Fund*	3,561	$81,939

Commodity Fund—2.9%
PowerShares DB Commodity Index Tracking Fund*	9,967	226,151

Debt Funds—53.6%
iShares Barclays 1-3 Year Treasury Bond Fund	14,965	1,251,224
iShares Barclays Credit Bond Fund	439	45,050
iShares Barclays Short Treasury Bond Fund	2,566	282,824
iShares iBoxx $ Investment Grade Corporate Bond Fund	11,375	1,199,494
iShares JPMorgan USD Emerging Markets Bond Fund	2,536	256,719
PowerShares Emerging Markets Sovereign Debt Portfolio	4,022	101,676
SPDR Barclays Capital 1-3 Month T-Bill ETF	2,669	122,427
SPDR Barclays Capital International Treasury Bond ETF	5,882	329,392
Vanguard Short-Term Bond ETF	7,366	591,784

Total Debt Funds		4,180,590

Equity Funds—34.7%
iShares MSCI Emerging Markets Index	47,006	1,798,450
Vanguard Emerging Markets ETF	23,663	905,820

Total Equity Funds		2,704,270

Total Investments—92.2%
(Cost $6,945,122)		$7,192,950

Other Assets in Excess of Liabilities—7.8%(a)		609,152

Net Assets—100.0%		$7,802,102

* Non-income producing securities.
(a) Other Assets in Excess of Liabilities includes net unrealized appreciation on futures contracts.
ETF – Exchange Traded Fund

Open futures contracts outstanding at January 31, 2010:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at January 31, 2010	Unrealized Appreciation

	Morgan	March
Russell 2000 Mini	Stanley	2010	(19)	$ (1,154,158)	$(1,141,900)	$12,258

Cash held as collateral with broker for futures contracts was $79,984 at January 31, 2010.

See notes to schedules of investments.

Schedules of Investments
IQ CPI Inflation Hedged ETF

January 31, 2010 (unaudited)

Name of Issuer	Shares	Value
Investments —99.9%

Asset Allocation Fund—2.4%
CurrencyShares Japanese Yen Trust*	2,456	$270,062

Commodity Funds—7.1%
PowerShares DB Oil Fund*	10,434	262,311
SPDR Gold Trust*	5,122	542,727

Total Commodity Funds		805,038

Debt Funds—90.4%
iShares Barclays 20+Year Treasury Bond Fund	12,460	1,150,183
iShares Barclays Short Treasury Bond Fund	57,315	6,317,259
SPDR Barclays Capital 1-3 Month T-Bill ETF	59,168	2,714,036

Total Debt Funds		10,181,478

Total Investments—99.9%
(Cost $11,268,457)		$11,256,578

Other Assets in Excess of Liabilities—0.1%		7,665

Net Assets—100.0%		$11,264,243

* Non-income producing securities.
ETF – Exchange Traded Fund

See notes to schedules of investments.

Schedules of Investments
IQ ARB Merger Arbitrage ETF

January 31, 2010 (unaudited)

Investments	Shares	Value
Common Stocks—63.9%

Communications - 0.5%
Iowa Telecommunications Services, Inc.	2,509	$41,047

Consumer Durables - 3.4%
Black & Decker Corp.	4,066	262,908

Consumer Non-Durables - 4.5%
Chattem, Inc. *	3,444	321,876
FGX International Holdings Ltd. *	1,188	23,344

		345,220

Consumer Services - 0.7%
Cedar Fair, LP	4,072	50,086

Electronic Technology - 3.9%
3Com Corp. *	33,666	250,812
Airvana, Inc. *	3,624	27,434
Oce N.V.*	1,468	17,748

		295,994

Energy Minerals - 13.8%
Encore Acquisition Co. *	3,276	156,003
XTO Energy, Inc.	20,282	903,969

		1,059,972

Finance - 4.6%
Allied Capital Corp.*	33,062	137,538
AXA Asia Pacific Holdings Ltd.	29,393	171,648
Financial Federal Corporation	1,088	29,659
Societa Cattolica di Assicurazioni S.c.r.l*	508	15,802

		354,647

Health Services - 5.4%
AMICAS, Inc. *	6,961	37,381
IMS Health, Inc.	17,210	372,424

		409,805

Health Technology - 0.2%
Javelin Pharmaceuticals, Inc. *	13,975	16,770

Industrial Services - 7.1%
BJ Services Co.	26,433	546,370

Non-Energy Minerals - 1.0%
CIMPOR-Cimentos de Portugal, SGPS, S.A.	8,549	72,484

Process Industries - 1.8%
Mitsubishi Rayon Co., Ltd.	33,189	137,288

Technology Services - 7.4%
Affiliated Computer Services, Inc. Class A *	6,783	417,290
Switch and Data Facilities Co., Inc. *	8,098	148,031

		565,321

See notes to schedules of investments.

Schedules of Investments
IQ ARB Merger Arbitrage ETF (continued)

January 31, 2010 (unaudited)

Investments	Shares	Value
Transportation - 9.6%
Burlington Northern Santa Fe Corp.	6,707	$668,889
Transurban Group	14,788	68,745

		737,634

Total Investments—63.9%
(Cost $4,943,760)		$4,895,546
Other Assets in Excess of Liabilities—36.1%(a)		2,762,778

Net Assets—100.0%		$7,658,324

* Non-income producing securities.
(a) Other Assets in Excess of Liabilities includes net unrealized appreciation on futures contracts.

Open futures contracts outstanding as of January 31, 2010:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at January 31, 2010	Unrealized Appreciation

	Morgan	March
E-Mini MSCI EAFE	Stanley	2010	(10)	$(784,710)	$(745,650)	$39,060
	Morgan	March
S&P 500 E-Mini Future	Stanley	2010	(14)	(773,633)	(749,280)	24,353

						$63,413

Cash held as collateral with broker for futures contracts was $143,000 at January 31, 2010.

See notes to schedules of investments.

Schedules of Investments
IQ ARB Global Resources ETF

January 31, 2010 (unaudited)

Investments	Shares	Value
Common Stocks—89.0%

Australia—5.1%
BHP Billiton Ltd.	5,186	$181,617
New Hope Corp. Ltd.	16,415	65,074
Newcrest Mining Ltd.	2,428	68,046

Total Australia		314,737

Belgium—0.1%
Umicore	147	4,578

Canada—10.9%
Agnico-Eagle Mines Ltd.	800	40,582
Aurizon Mines Ltd.*	1,200	4,437
Barrick Gold Corp.	4,936	171,961
Canadian Natural Resources Ltd.	286	18,320
Centerra Gold, Inc.*	1,199	12,187
Eldorado Gold Corp.*	2,123	25,323
EnCana Corp.	346	10,619
Goldcorp, Inc.	3,674	124,961
IAMGOLD Corp.	1,800	23,803
Inmet Mining Corp.	100	5,082
Kinross Gold Corp.	3,594	58,388
Pan American Silver Corp.*	600	12,709
ShawCor Ltd.	1,145	30,369
Silver Wheaton Corp.*	1,800	24,918
Sino-Forest Corp.	1,452	25,306
Suncor Energy, Inc.	393	12,452
Teck Resources Ltd. Class B*	903	29,671
Uranium One, Inc.*	1,039	3,228
Yamana Gold, Inc.	3,815	38,562

Total Canada		672,878

Finland—0.6%
UPM-Kymmene Oyj	3,354	37,179

France—1.6%
GDF Suez	319	12,158
Suez Environnement Co.	1,139	25,995
Total SA	405	23,671
Veolia Environnement	1,136	37,643

Total France		99,467

Germany—0.4%
Suedzucker AG	972	22,650

Hong Kong—0.8%
Chaoda Modern Agriculture Holdings Ltd.	12,000	11,805
China Agri-Industries Holdings Ltd.	17,758	24,376
CNOOC Ltd.	9,803	13,936

Total Hong Kong		50,117

See notes to schedule of investments.

Schedules of Investments
IQ ARB Global Resources ETF (continued)

January 31, 2010 (unaudited)

Investments	Shares	Value
Common Stocks (continued)

Ireland—0.4%
Kerry Group PLC Class A	835	$24,870

Italy—0.3%
Eni SpA	845	19,884

Japan—6.4%
Ajinomoto Co., Inc.	3,552	33,579
Itoham Foods, Inc.	12,247	44,446
Kagome Co. Ltd.	755	13,109
Marudai Food Co. Ltd.	7,232	22,098
Maruha Nichiro Holdings, Inc.	25,773	35,821
Nippon Meat Packers, Inc.	11,312	142,250
Nippon Paper Group, Inc.	990	25,718
Nisshin Seifun Group, Inc.	1,584	21,107
Nissin Foods Holdings Co. Ltd.	734	24,168
Sumitomo Metal Mining Co. Ltd.	1,144	15,926
Toyo Suisan Kaisha Ltd.	554	14,569

Total Japan		392,791

Netherlands—2.6%
New World Resources NV, Class A	5,195	54,858
Nutreco Holding NV	1,595	85,209
Schlumberger Ltd.*	371	23,544

Total Netherlands		163,611

Norway—0.3%
Statoil ASA	721	16,393

Papua New Guinea—0.5%
Lihir Gold Ltd.	12,258	30,181

Portugal—0.2%
Portucel Empresa Produtora de Pasta e Papel SA	4,076	10,804

Singapore—3.5%
Golden Agri-Resources Ltd.*	64,718	23,974
Olam International Ltd.	8,901	15,155
Straits Asia Resources Ltd.	22,161	34,100
Wilmar International Ltd.	30,003	140,851

Total Singapore		214,080

Spain—1.1%
Campofrio Food Group SA*	5,186	46,710
Ebro Puleva SA	1,076	21,477

Total Spain		68,187

See notes to schedule of investments.

Schedules of Investments
IQ ARB Global Resources ETF (continued)

January 31, 2010 (unaudited)

Investments	Shares	Value
Common Stocks (continued)

Sweden—4.3%
Holmen AB B Shares	686	$16,633
Sandvik AB	22,462	248,442

Total Sweden		265,075

Switzerland—0.6%
Aryzta AG	473	18,891
Barry Callebaut AG	31	20,101

Total Switzerland		38,992

United Kingdom—9.5%
Anglo American PLC*	2,009	74,750
Antofagasta PLC	1,490	20,987
Associated British Foods PLC	3,698	52,324
BG Group PLC	811	15,068
BP PLC	3,180	29,906
Cranswick PLC	2,153	25,392
Eurasian Natural Resources Corp.	2,011	29,292
Kazakhmys PLC*	925	18,068
Petropavlovsk PLC*	820	11,707
Randgold Resources Ltd.	400	28,157
Rio Tinto PLC	2,276	113,023
Royal Dutch Shell PLC	600	16,842
Severn Trent PLC	921	16,603
Tate & Lyle PLC	2,535	16,098
United Utilities Group PLC	2,587	22,240
Vedanta Resources PLC	486	18,901
Xstrata PLC*	4,577	75,652

Total United Kingdom		585,010

United States—39.8%
Alpha Natural Resources, Inc.*	2,374	96,408
American Water Works Co., Inc.	991	21,604
Arch Coal, Inc.	3,174	66,876
Archer-Daniels-Midland Co.	2,937	88,022
Bucyrus International, Inc.	1,454	76,160
Bunge Ltd.	669	39,330
Chevron Corp.	393	28,343
ConAgra Foods, Inc.	1,997	45,412
ConocoPhillips	408	19,584
CONSOL Energy, Inc.	3,480	162,203
Exxon Mobil Corp.	768	49,482
Flowserve Corp.	188	16,952
Freeport-McMoRan Copper & Gold, Inc.	704	46,950
General Mills, Inc.	1,439	102,615
Hershey Co.	767	27,942
Hormel Foods Corp.	6,118	236,766
IDEX Corp.	612	17,271
J. M. Smucker Co.	507	30,455
Joy Global, Inc.	1,950	89,193
Kellogg Co.	1,687	91,806

See notes to schedule of investments.

Schedules of Investments
IQ ARB Global Resources ETF (continued)

January 31, 2010 (unaudited)

Investments	Shares	Value
Common Stocks (continued)

United States (continued)
Kraft Foods, Inc. Class A	6,785	$187,673
Massey Energy Co.	1,656	63,789
McCormick & Co., Inc.	515	18,694
MeadWestvaco Corp.	1,149	27,656
Newmont Mining Corp.	2,488	106,636
Occidental Petroleum Corp.	221	17,313
Peabody Energy Corp.	5,198	218,940
Pentair, Inc.	599	18,293
Ralcorp Holdings, Inc.*	271	16,748
Sara Lee Corp.	3,532	42,878
Seabooard Corp.	56	68,880
Smithfield Foods, Inc.*	7,572	114,034
Tyson Foods, Inc., Class A	14,047	194,129
XTO Energy, Inc.	94	4,190

Total United States		2,453,227

Total Investments—89.0%
(Cost $5,604,871)		$5,484,711

Other Assets in Excess of Liabilities—11.0%(a)		679,893

Net Assets—100.0%		$6,164,604

Industry	Value	% of Net Assets
Coal	$1,206,412	19.6%
Grains, Food & Fiber	1,190,680	19.3
Livestock	1,015,737	16.5
Precious Metals	782,557	12.7
Industrial Metals	637,723	10.3
Energy	331,705	5.4
Water	176,601	2.9
Timber	143,296	2.3

Total Investments	$5,484,711	89.0%
Other Assets in Excess of Liabilities	679,893	11.0

Net Assets	$6,164,604	100.0%

* Non-income producing securities.
(a) Other Assets in Excess of Liabilities includes appreciation on futures contracts.

See notes to schedule of investments.

Schedules of Investments
IQ ARB Global Resources ETF (continued)

January 31, 2010 (unaudited)

Open futures contracts outstanding as of January 31, 2010:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at January 31, 2010	Unrealized Appreciation

	Morgan	March
E-Mini MSCI EAFE	Stanley	2010	(8)	$(626,065)	$(596,520)	$29,545
	Morgan	March
S&P 500 E-Mini Future	Stanley	2010	(11)	(599,947)	(588,720)	11,227

						$40,772

Cash held as collateral for futures contracts was $128,687 at January 31, 2010.

See notes to schedule of investments.

Notes to Schedules of Investments

January 31, 2010 (unaudited)

1. ORGANIZATION

IndexIQ ETF Trust (the “Trust”) was organized as a Delaware statutory trust on July 1, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as a non-diversified, open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), which is currently comprised of five active funds (collectively, the “Funds” and each individually, the “Fund”): IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ CPI Inflation Hedged ETF, IQ ARB Merger Arbitrage ETF and IQ ARB Global Resources ETF. The Funds are exchange-traded funds (“ETFs”), whose shares are listed on a stock exchange and traded like equity securities at market prices. The IQ Hedge Multi-Strategy Tracker ETF commenced operations on March 24, 2009; IQ Hedge Macro Tracker ETF commenced operations on June 8, 2009; IQ CPI Inflation Hedged ETF and IQ ARB Global Resources ETF commenced operations on October 26, 2009; IQ ARB Merger Arbitrage ETF commenced operations on November 16, 2009.

The investment objective of the IQ Hedge Multi-Strategy Tracker ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Hedge Multi-Strategy Index, developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors, LLC (the “Advisor”), the Fund’s investment advisor.

The objective of the IQ Hedge Multi-Strategy Index is to replicate the risk-adjusted return characteristics of hedge funds that employ various hedge fund investment styles, which may include but are not limited to global macro, long/short, event-driven, market neutral, emerging markets, fixed-income arbitrage and other strategies commonly used by hedge fund managers.

The investment objective of the IQ Hedge Macro Tracker ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Hedge Macro Index, developed by IndexIQ, the parent company of the Advisor.

The objective of the IQ Hedge Macro Index is to replicate the risk-adjusted return characteristics of a combination of hedge funds pursuing a macro strategy and hedge funds pursuing an emerging markets strategy.

The investment objective of the IQ CPI Inflation Hedged ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ CPI Inflation Hedged Index, developed by IndexIQ, the parent company of the Advisor.

The objective of the IQ CPI Inflation Hedged Index is to provide investors with a hedge against the U.S. inflation rate by providing a “real return” or a return above the rate of inflation, as represented by the Consumer Price Index, a leading government measure of inflation in the U.S. economy.

The objective of the IQ ARB Merger Arbitrage ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the IQ ARB Merger Arbitrage Index, developed by IndexIQ, the parent company of the Adviser.

The objective of the IQ ARB Merger Arbitrage Index is to seek to identify investment opportunities in the acquisition and merger market segment globally.

The investment objective of the IQ ARB Global Resources ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ ARB Global Resources Index, developed by IndexIQ, the parent company of the Advisor.

The objective of the IQ ARB Global Resources Index is to identify investment opportunities in the global resources market segment based on momentum and valuation factors.

2. SIGNIFICANT ACCOUNTING POLICIES

Investment Valuation

The Net Asset Value (“NAV”) is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange Arca (“NYSE”) is open for trading. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Securities and investment funds traded on any recognized national or foreign stock exchange are valued at the last quoted sale price or, if no sale price is

Notes to Schedules of Investments (continued)

January 31, 2010 (unaudited)

available, at the bid price. Securities not listed on a national or foreign stock exchange may be valued on the basis of prices furnished by approved pricing services or at the closing bid price on the over-the-counter market.

If market quotations are not readily available, or if the Advisor determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Market prices may not represent fair value, for example, if a security is thinly traded or if an event occurs between the market quotation and the time the security is to be valued which is expected affect the value of the security. The circumstances in which the Board may fair value a security include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Fair Value Measurement establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. The Funds utilized various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (included quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments at January 31, 2010:

IQ Hedge Multi-Strategy Tracker ETF				IQ Hedge Macro Tracker ETF

	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3

Mutual Funds	$81,648,061	$ -	$ -	Mutual Funds	$7,192,950	$ -	$ -
Investments in				Investments in
Securities	-	-	-	Securities	-	-	-
Other Financial				Other Financial
Investments†	(11,478)	-	-	Investments†	12,258	-	-

Total	$81,636,583	$ -	$ -	Total	$7,205,208	$ -	$ -

IQ CPI Inflation Hedged ETF				IQ ARB Merger Arbitrage ETF

	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3

Mutual Funds	$11,256,578	$ -	$ -	Common Stocks*	$4,895,546	$ -	$ -
Investments in				Investments in
Securities	-	-	-	Securities	-	-	-
Other Financial				Other Financial
Investments†	-	-	-	Investments†	63,413	-	-

Total	$11,256,578	$ -	$ -	Total	$4,958,959	$ -	$ -

Notes to Schedules of Investments (continued)

January 31, 2010 (unaudited)

IQ ARB Global Resources ETF

	Level 1	Level 2	Level 3

Common Stocks**	$5,484,711	$ -	$ -
Investments in
Securities	-	-	-
Other Financial
Investments†	40,772	-	-

Total	$5,525,483	$ -	$ -

† Investments in other securities, includes futures contracts, which are valued at appreciation/(depreciation) on the instrument.
* Please refer to the schedule of investments to view securities segregated by industry type.
**Please refer to the schedule of investments to view securities segregated by country.

Security Transactions

Security transactions are recorded as of the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

3. FEDERAL INCOME TAX

At January 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)

IQ Hedge Multi-Strategy Tracker ETF	$79,668,617	$2,249,048	$(269,604)	$1,979,444

IQ Hedge Macro Tracker ETF	6,945,122	267,581	(19,753)	247,828

IQ CPI Inflation Hedged ETF	11,268,457	9,491	(21,370)	(11,879)

IQ ARB Merger Arbitrage ETF	4,943,760	55,489	(103,703)	(48,214)

IQ ARB Global Resources ETF	5,604,871	146,298	(266,458)	(120,160)

4. ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. As of January 31, 2010, these Funds were invested in futures contracts.

At January 31, 2010, the fair values of derivative instruments were as follows:

Asset Derivatives

	Equity risk	Total

IQ Hedge Macro Tracker ETF	$12,258	$12,258

IQ ARB Merger Arbitrage ETF	63,413	63,413

IQ ARB Global Resources ETF	40,772	40,772

Liability Derivatives

	Equity risk	Total

IQ Hedge Multi-Strategy Tracker ETF	$(11,478)	$(11,478)

Notes to Schedules of Investments (continued)

January 31, 2010 (unaudited)

Transactions in derivative instruments during the period ended January 31, 2010, were as follows:

		Equity risk	Total

IQ Hedge Multi-Strategy Tracker ETF	Realized loss
	Futures contracts	$(780,895)
	Total realized loss	(780,895)	$(780,895)
	Unrealized depreciation
	Futures contracts	(11,478)
	Total unrealized depreciation	(11,478)	(11,478)

IQ Hedge Macro Tracker ETF	Realized loss
	Futures contracts	$(14,135)
	Total realized loss	(14,135)	$(14,135)
	Unrealized appreciation
	Futures contracts	12,258
	Total unrealized appreciation	12,258	12,258

IQ ARB Merger Arbitrage ETF	Realized gain
	Futures contracts	$11,202
	Total realized gain	11,202	$11,202
	Unrealized appreciation
	Futures contracts	63,413
	Total unrealized appreciation	63,413	63,413

IQ ARB Global Resources ETF	Realized loss
	Futures contracts	$(56,746)
	Total realized loss	(56,746)	$(56,746)
	Unrealized appreciation
	Futures contracts	40,772
	Total unrealized appreciation	40,772	40,772

Item 2. Controls and Procedures.

(a)

The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under then 1940 Act (17 CFR 270.30a-2(a)). Filed hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ ETF Trust

By:	/s/ Adam S. Patti
Adam S. Patti
Principal Executive Officer

Date:	March 22, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam S. Patti
Adam S. Patti
Principal Executive Officer

Date:	March 22, 2010

By:	By: /s/ David L. Fogel
David L. Fogel
Principal Financial Officer

Date:	March 22, 2010